Matthews Emerging Markets Sustainable Future Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.7%

	Shares	Value

CHINA/HONG KONG: 39.4%
Full Truck Alliance Co., Ltd. ADR[b]	1,630,775	$12,410,198
JD Health International, Inc.[b,c,d]	1,448,350	10,739,465
Meituan B Shares[b,c,d]	580,700	10,535,185
Hong Kong Exchanges & Clearing, Ltd.	177,700	7,876,504
Airtac International Group	178,000	6,961,471
Contemporary Amperex Technology Co., Ltd. A Shares	105,500	6,243,620
Ginlong Technologies Co., Ltd. A Shares[b]	216,400	4,212,319
Medlive Technology Co., Ltd.[c,d]	2,691,000	3,717,357
Flat Glass Group Co., Ltd. H Shares	1,089,000	3,114,723
Hangzhou Tigermed Consulting Co., Ltd. A Shares	185,776	2,588,224
China Conch Venture Holdings, Ltd.	1,436,500	2,515,642
Zhihu, Inc. ADR[b]	1,727,604	2,194,057
Silergy Corp.	131,000	2,079,833
Wuxi Biologics Cayman, Inc.[b,c,d]	319,000	1,965,666
Centre Testing International Group Co., Ltd. A Shares	655,100	1,954,598
Innovent Biologics, Inc.[b,c,d]	378,500	1,697,766
OPT Machine Vision Tech Co., Ltd. A Shares	83,485	1,677,965
Morimatsu International Holdings Co., Ltd.[b,d]	1,084,000	1,293,576
Zhejiang HangKe Technology, Inc., Co. A Shares	174,096	1,140,228
CSPC Pharmaceutical Group, Ltd.	940,960	922,439
Xinyi Glass Holdings, Ltd.	368,000	658,315

Total China/Hong Kong		86,499,151

INDIA: 15.1%
Bandhan Bank, Ltd.[b,c,d]	5,297,534	12,665,117
Shriram Finance, Ltd.	708,522	10,892,222
Indus Towers, Ltd.	1,832,087	3,193,904
Phoenix Mills, Ltd.	195,459	3,101,376
Mahindra & Mahindra, Ltd.	203,091	2,869,967
UNO Minda, Ltd.	35,614	208,804
Marico, Ltd.	35,634	208,394

Total India		33,139,784

UNITED STATES: 9.0%
Legend Biotech Corp. ADR[b]	211,641	10,205,329
Micron Technology, Inc.	101,844	6,145,267
Lam Research Corp.	6,566	3,480,768

Total United States		19,831,364

SOUTH KOREA: 8.4%
Ecopro BM Co., Ltd.	59,165	10,252,973
Solus Advanced Materials Co., Ltd.	115,014	4,183,306
Eugene Technology Co., Ltd.	84,885	2,084,380
Samsung SDI Co., Ltd.	3,079	1,748,992
LG Energy Solution, Ltd.[b]	498	224,375

Total South Korea		18,494,026

TAIWAN: 8.3%
Andes Technology Corp.	281,000	4,823,460
Poya International Co., Ltd.	225,477	4,236,137
M31 Technology Corp.	153,000	3,366,634
Formosa Sumco Technology Corp.	403,000	2,213,368
Sporton International, Inc.	233,448	2,076,695

	Shares	Value
Elite Material Co., Ltd.	243,000	$1,461,064

Total Taiwan		18,177,358

BRAZIL: 3.9%
B3 SA - Brasil Bolsa Balcao	2,377,900	4,855,778
YDUQS Participacoes SA	1,901,600	2,645,045
NU Holdings, Ltd. Class Ab	237,640	1,131,166

Total Brazil		8,631,989

POLAND: 3.0%
Jeronimo Martins SGPS SA	150,401	3,530,341
InPost SAb	334,507	3,059,193

Total Poland		6,589,534

SAUDI ARABIA: 1.5%
Saudi Tadawul Group Holding Co.	84,607	3,263,419

Total Saudi Arabia		3,263,419

VIETNAM: 1.4%
Nam Long Investment Corp.	2,565,039	2,938,636

Total Vietnam		2,938,636

JORDAN: 1.2%
Hikma Pharmaceuticals PLC	125,267	2,596,453

Total Jordan		2,596,453

ROMANIA: 1.1%
Banca Transilvania SA	573,157	2,448,504

Total Romania		2,448,504

BANGLADESH: 0.8%
BRAC Bank, Ltd.	3,402,700	1,113,127
GrameenPhone, Ltd.	266,417	715,811

Total Bangladesh		1,828,938

ESTONIA: 0.8%
Enefit Green AS	381,912	1,825,301

Total Estonia		1,825,301

INDONESIA: 0.8%
PT Summarecon Agung Tbk	49,500,191	1,750,900

Total Indonesia		1,750,900

TOTAL COMMON EQUITIES		208,015,357

(Cost $211,621,044)

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Matthews Emerging Markets Sustainable Future Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 4.9%

	Shares	Value

SOUTH KOREA: 4.9%
Samsung SDI Co., Ltd., Pfd.	41,656	$10,693,031

Total South Korea		10,693,031

TOTAL PREFERRED EQUITIES		10,693,031

(Cost $ 11,238,090)

TOTAL INVESTMENTS: 99.6%		218,708,388
(Cost $ 222,859,134)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.4%		822,210

NET ASSETS: 100.0%		$219,530,598

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $41,320,556, which is 18.82% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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